Scope of consolidation - Disclosure of calculation of Goodwill, FCA (Details) - EUR (€) € in Millions	Dec. 22, 2022	Jan. 17, 2021
Disclosure of detailed information about business combination [line items]
Less: fair value of FCA’s Net assets acquired	€ 11
FCA and PSA Merger
Disclosure of detailed information about business combination [line items]
Consideration transferred		€ 19,837
Add: minority interests		59
Less: fair value of FCA’s Net assets acquired		8,390
Goodwill		€ 11,506